MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
MassMutual Premier High Yield Fund
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Main Street Fund
MassMutual Premier Disciplined Growth Fund
MassMutual Premier Small Cap Opportunities Fund
MassMutual Premier Global Fund
MassMutual Premier International Equity Fund
MassMutual Premier Strategic Emerging Markets Fund
Supplement dated August 14, 2019 to the
Statement of Additional Information dated February 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective August 9, 2019, the information for Tina Wilson on pages 51 – 52 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
Effective August 9, 2019, the following information replaces similar information for Eric H. Wietsma found on page 51 under the heading Principal Officers in the section titled Management of the Trust:
Eric H. Wietsma President of the Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 52
Officer since 2006
Officer of 109 portfolios in fund complex
President (2013-2018, since 2019), Vice President (2018-2019), Director (since 2013), MML Advisers; Head of Workplace Operations (since 2018), Senior Vice President (2010-2018), MassMutual; President (since 2008), Vice President (2006-2008), MassMutual Select Funds (open-end investment company); President (since 2019), Vice President (2006-2019), MML Series Investment Fund (open-end investment company); President (since 2019), Vice President (2006-2019), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M-19-03